Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
Schedule of Financial Statement Amounts and Balances of the Consolidated VIEs	the following financial statement amounts and balances of the consolidated VIEs were included in net income (loss) from discontinued operation in the accompanying consolidated statements of operations and comprehensive (loss) income and assets/liabilities held for sale in consolidated balance sheet.
	As of	As of
	September 30, 2023	March 31, 2023
	USD	USD
Current Assets:
Cash and cash equivalents	—	678,691
Accounts receivable, net	—	10,062
Prepayments and other assets	—	43,779
Amounts due from related parties	—	26,206,288
Total Current Assets	—	26,938,820
Property, equipment and software, net	—	28,698
Total Assets	—	26,967,518

Current Liabilities
Accrued expenses and other current liabilities	—	32,430
Taxes payable	—	(12,624)
Total Current Liabilities	—	19,806
Total Liabilities	—	19,806
	For the Six Months Ended September 30,
	2023	2022
	USD	USD
Net revenues	698	17,710
Net loss	3,905	(281,150)
	For Six Months Ended September 30,
	2023	2022
	USD	USD
Net cash provided by (used in) operating activities	—	(295,448)
Net cash provided by (used in) investing activities	—	—
Net cash provided by (used in) financing activities	—	(1,263,206)

Schedule of Disaggregation of Revenue	For the six months ended September 30, 2023, all of the Company’s revenue was generated from the PRC and for the six months ended September 30, 2022, the Company’s revenue were generated from US and PRC. The following table illustrates the disaggregation of revenue:
	For the Six Months Ended September 30,
	2023	2022
	USD	USD
Revenue
Revenue from medical devices	894,768	11,858,313
Total revenues	894,768	11,858,313
Tax and surcharges	(1,185)	(1,231)
Net Revenues	893,583	11,857,082

Schedule of Noncontrolling Interest	Noncontrolling interest consist of the following:
	September 30,	March 31,
	2023	2023
	USD	USD
We Healthy	108,065	114,212

Schedule of Spot Exchange Rates and Average Exchange Rates	Spot exchange rates and average exchange rates were used in the translation of the condensed consolidated financial statements.
	For the Six Months Ended September 30,
	2023	2022
US Exchange Rate
Period-end RMB	7.2960	7.1135
Period average RMB	7.1287	6.7312